Earnings Per Share - Additional information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Incremental common shares attributable to participating nonvested shares with non-forfeitable dividend rights	2,753,216
Incremental common shares attributable to dilutive effect of accelerated share repurchase agreements	323,283	97,318
Series C Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Incremental shares non vested share awards		4,234,814
Class E Warrants [Member]
Class of Warrant or Right [Line Items]
Incremental common shares attributable to dilutive effect of call options and warrants	4,199,999
Class A, B, C and D warrants [Member]
Class of Warrant or Right [Line Items]
Weighted average number of common shares issuable upon the exercise of warrants	2,310,268
Class A, B, C, D and E warrants [Member]
Class of Warrant or Right [Line Items]
Weighted average number of common shares issuable upon the exercise of warrants		10,810,267
Class A Warrants [Member]
Class of Warrant or Right [Line Items]
Incremental common shares attributable to dilutive effect of call options and warrants			789,667
Class B Warrants [Member]
Class of Warrant or Right [Line Items]
Incremental common shares attributable to dilutive effect of call options and warrants			34,575
Class C and D warrants [Member]
Class of Warrant or Right [Line Items]
Weighted average number of common shares issuable upon the exercise of warrants			7,295,257